PATENTS, NET (Details Narrative) - Patents [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortized period	20 years		20 years		20 years
Filing fee					$ 76,500
Amortization expense	$ 235	$ 234	$ 688	$ 577	$ 812	$ 287